SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Restricted ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted ordinary shares held by the Company's employees

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2018, 2019 and 2020 is presented below:

		Weighted
	Number of	average grant
	shares	date fair value
Unvested as of January 1, 2018	3,964,184	0.38
Vested	(3,964,184)	0.38
Unvested as of December 31, 2018	—	—
Granted	8,154,893	1.32
Unvested as of December 31, 2019	8,154,893	1.32
Granted	3,706,745	1.31
Vested	(6,425,043)	1.31
Unvested as of December 31, 2020	5,436,595	1.32

Schedule of compensation expenses recognized

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2018, 2019 and 2020 were allocated to the following expense items:

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative expenses	1,404,438	15,126,755	70,618,377
Total restricted ordinary shares compensation expenses	1,404,438	15,126,755	70,618,377

Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	142,416	598,204	485,987
Research and development expenses	1,474,597	305,554	1,396,422
Selling and marketing expenses	163,658	4,901,300	998,779
General and administrative expenses	3,607,570	6,523,090	15,276,678
Total share option compensation expenses	5,388,241	12,328,148	18,157,866

Schedule of share options activities

		Weighted	Weighted
		average	remaining
	Number of	exercise	contractual	Aggregate
	shares	price	years	intrinsic value
		US$		US$
Outstanding as of January 1, 2018	17,285,084	0.21
Granted	5,412,917	0.35
Forfeited	(748,000)	0.25
Outstanding as of December 31, 2018	21,950,001	0.24
Granted	2,750,000	0.26
Forfeited	(3,448,846)	0.27
Outstanding as of December 31, 2019	21,251,155	0.24
Granted	7,700,228	0.30
Forfeited	(3,626,948)	0.27
Outstanding as of December 31, 2020	25,324,435	0.25
Vested and expected to vest as of December 31, 2020	25,324,435	0.25	6.60	17,774,121
Exercisable as of December 31, 2020	13,714,193	0.21	4.63	9,130,955

Schedule of fair value assumptions

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

	Year ended
	December 31,
Grant dates:	2018	2019	2020
Risk‑free rate of return	3.7%-4.0%	2.50%‑2.90%	1.64%-1.91%
Volatility	45-50%	45%	45%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.20	2.20	2.20
Fair value of underlying ordinary share	US$1.14- US$1.19	US$1.19 ‑ US$1.36	US$1.31 ‑ US$5.32
Expiration terms	10 years	10 years	10 years